Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Schedule of segment information

Segment information is as follows ($ thousands):

	North
	America	North
	Gaming and	America			Segment	Corporate	Purchase
2015	Interactive	Lottery	International	Italy	Total	Support	Accounting	Total
Service revenue	780,189	992,684	512,004	1,702,174	3,987,051	—	(9,358)	3,977,693
Product sales	321,618	52,986	341,070	1,872	717,546		(6,183)	711,363

Total revenue	1,101,807	1,045,670	853,074	1,704,046	4,704,597	—	(15,541)	4,689,056

Operating income (loss)	294,256	182,615	164,949	554,937	1,196,757	(292,371)	(364,430)	539,956
Depreciation	70,428	154,429	43,352	80,145	348,354	12,847	8,363	369,564
Amortization	8,490	264	1,435	66,120	76,309	266	333,689	410,264
Expenditures for long-lived assets	(82,834)	(107,854)	(93,666)	(22,422)	(306,776)	(11,618)	—	(318,394)
Long-lived assets (at year end)	403,482	616,760	236,043	220,910	1,477,195	—	—	1,477,195
Total assets (at year end)	6,077,680	2,476,112	2,950,807	2,855,797	14,360,396	754,296	—	15,114,692

	North
	America	North
	Gaming and	America			Segment	Corporate	Purchase
2014	Interactive	Lottery	International	Italy	Total	Support	Accounting	Total
Service revenue	45,575	865,023	473,653	2,104,996	3,489,247	—	722	3,489,969
Product sales	86,926	75,074	156,976	3,366	322,342	—	—	322,342

Total revenue	132,501	940,097	630,629	2,108,362	3,811,589	—	722	3,812,311

Operating income (loss)	1,054	74,293	156,295	711,881	943,523	(150,268)	(78,204)	715,051
Depreciation	24,915	151,421	38,631	97,778	312,745	4,306	6,678	323,729
Amortization	802	263	396	74,844	76,305	269	72,249	148,823
Expenditures for long-lived assets	(25,454)	(111,325)	(43,716)	(78,858)	(259,353)	(3,489)	—	(262,842)
Long-lived assets (at year end)	84,424	646,631	184,553	294,360	1,209,968	—	—	1,209,968
Total assets (at year end)	374,806	2,343,289	1,868,190	3,367,591	7,953,876	481,421	—	8,435,297

	North
	America	North
	Gaming and	America			Segment	Corporate	Purchase
2013	Interactive	Lottery	International	Italy	Total	Support	Accounting	Total
Service revenue	37,425	826,936	481,176	2,114,257	3,459,794	—	722	3,460,516
Product sales	154,717	55,606	155,021	3,774	369,118	—	—	369,118

Total revenue	192,142	882,542	636,197	2,118,031	3,828,912	—	722	3,829,634

Operating income (loss)	(11,154)	82,727	140,844	647,812	860,229	(98,138)	(78,115)	683,976
Depreciation	21,167	154,616	41,103	100,529	317,415	4,243	9,873	331,531
Amortization	275	66	—	68,089	68,430	269	65,450	134,149
Expenditures for long-lived assets	(18,920)	(97,978)	(44,290)	(95,788)	(256,976)	(1,485)	—	(258,461)

Schedule of revenue from external customers based on geographical location

	December 31,
($ thousands)	2015	2014	2013

United States	2,030,251	1,024,917	916,307
Italy	1,712,583	2,119,303	2,138,524
United Kingdom	93,839	93,366	88,196
All other	852,383	574,725	686,607

Total	4,689,056	3,812,311	3,829,634

Schedule of long-lived assets based on geographical location
	December 31,
($ thousands)	2015	2014

United States	976,439	726,126
Italy	202,971	276,572
United Kingdom	46,658	40,187
All other	251,127	167,083

Total	1,477,195	1,209,968